INCOME TAXES - INCOME TAX EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax:
Current tax on profits for the year	$ 0	$ 36	$ 0
Adjustments in respect of prior years	3	(15)	0
Total current tax expense	3	21	0
Deferred tax:
Origination and reversal of temporary differences	53	(4)	(1)
Change in tax rates and imposition of new legislation	(35)	0	0
Adjustments in respect of prior years	(4)	14	0
Total deferred tax expense (recovery)	14	10	(1)
Total income tax expense (recovery)	$ 17	$ 31	$ (1)